Business combinations - Disclosure of Details of the purchase consideration, the net assets acquired and goodwill (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jul. 30, 2024	Apr. 02, 2024
Disclosure of detailed information about business combination [line items]
Financial assets at fair value through other comprehensive income	¥ 6,182,229	¥ 1,156,095
PAO Bank [Member]
Disclosure of detailed information about business combination [line items]
Cash paid				¥ 845,998
Cash at bank				366,527
Financial assets at fair value through other comprehensive income				432,773
Accounts and other receivables and contract assets				5,796
Loans to customers				2,120,280
Property and equipment				2,535
Intangible assets				143,729
Right-of-use assets				5,494
Other assets				1,414
Customer deposits				(2,410,836)
Accounts and other payables and contract liabilities				(53,309)
Other liabilities				(11,980)
Lease liabilities				(8,781)
Net deferred tax liability				(6,236)
Net identifiable assets acquired				587,406
Goodwill				258,592
Purchase consideration transferred				¥ 845,998
Heilongjiang Microfinance [Member]
Disclosure of detailed information about business combination [line items]
Cash paid			¥ 70,000
Cash at bank			41,419
Accounts and other receivables and contract assets			13
Intangible assets			28,306
Other liabilities			262
Net identifiable assets acquired			70,000
Purchase consideration transferred			¥ 70,000